Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000026755 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Class A Shares
Trading Symbol	FMUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (22% of Fund holdings) to bonds with durations of 1.5 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index has a duration of about 1.35 years. While the Fund’s duration ranged from 0.6 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile but sharply declining rates this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a sharply declining interest rate environment, namely the Fund’s 35-50% structural barbell allocation to variable- and floating-rate securities (not included in the Index) as these bonds provided above average tax-exempt income over much of the period but did not participate in price gains of longer duration fixed coupon bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2014 through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares	4.80%	1.54%	1.05%
S&P Municipal Bond Index[1]	10.27%	1.52%	2.57%
Bloomberg 1-Year U.S. Municipal Bond Index	4.97%	1.49%	1.29%
50% Bloomberg 1-Year Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	4.06%	1.41%	1.10%
Lipper Short Municipal Debt Funds Average	5.48%	1.30%	1.11%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,113,058,292
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,486,744
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,113,058,292
Number of Investments	216
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$2,486,744

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective November 27, 2024, Kyle Stewart has been added to the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026756 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (22% of Fund holdings) to bonds with durations of 1.5 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index has a duration of about 1.35 years. While the Fund’s duration ranged from 0.6 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile but sharply declining rates this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a sharply declining interest rate environment, namely the Fund’s 35-50% structural barbell allocation to variable- and floating-rate securities (not included in the Index) as these bonds provided above average tax-exempt income over much of the period but did not participate in price gains of longer duration fixed coupon bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2014 through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares	4.96%	1.70%	1.36%
S&P Municipal Bond Index[1]	10.27%	1.52%	2.57%
Bloomberg 1-Year U.S. Municipal Bond Index	4.97%	1.49%	1.29%
50% Bloomberg 1-Year Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	4.06%	1.41%	1.10%
Lipper Short Municipal Debt Funds Average	5.48%	1.30%	1.11%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,113,058,292
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,486,744
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,113,058,292
Number of Investments	216
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$2,486,744

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective November 27, 2024, Kyle Stewart has been added to the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000212354 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Class R6 Shares
Trading Symbol	FMULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (22% of Fund holdings) to bonds with durations of 1.5 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index has a duration of about 1.35 years. While the Fund’s duration ranged from 0.6 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile but sharply declining rates this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a sharply declining interest rate environment, namely the Fund’s 35-50% structural barbell allocation to variable- and floating-rate securities (not included in the Index) as these bonds provided above average tax-exempt income over much of the period but did not participate in price gains of longer duration fixed coupon bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2014 through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class R6 Shares	4.99%	1.72%	1.37%
S&P Municipal Bond Index[1]	10.27%	1.52%	2.57%
Bloomberg 1-Year U.S. Municipal Bond Index	4.97%	1.49%	1.29%
50% Bloomberg 1-Year Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	4.06%	1.41%	1.10%
Lipper Short Municipal Debt Funds Average	5.48%	1.30%	1.11%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,113,058,292
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,486,744
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,113,058,292
Number of Investments	216
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$2,486,744

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective November 27, 2024, Kyle Stewart has been added to the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation